Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,144,715)	$ 7,136,387	$ 5,934,885
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,195,161	939,995	517,402
Loss on disposition of property and equipment	283,487	12,179	228,245
Deferred tax expense (benefit)	(1,471,938)	11,526	56,968
Bad debt expense (recovery)	7,913,442	187,715	(227,873)
Changes in operating assets and liabilities:
Contracts receivable	(9,019,036)	(2,992,867)	(5,893,527)
Accounts receivable	(1,383,452)	(950,850)	922,611
Notes receivable	593,674	(378,205)	(85,107)
Retainage receivables	(748,903)	(80,360)	(548,357)
Prepayment and advances to suppliers	93,149	(7,127,018)	(2,861,600)
Inventories	1,177,956	788,000	427,878
Other receivables	(598,764)	(156,074)	(1,535)
Accounts payable	146,546	26,450	(290,717)
Notes Payable	2,148,292	53,272
Advances from customers	429,217	(370,964)	528,193
Deferred revenue		(1,071,355)	3,161
Taxes payable	2,770,253	(2,365,120)	2,484,264
Accrued expenses and other current liabilities	890,551	240,505	382,410
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(725,080)	(6,096,784)	1,577,301
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(74,210)	(3,126,777)	(7,667)
Payments for intangible assets	(41,000)
Payments for construction in progress			(973,254)
NET CASH (USED IN) INVESTING ACTIVITIES	(115,210)	(3,126,777)	(980,921)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	1,995,763	295,954	301,019
Repayment of short-term bank loans	(1,088,667)		(795,443)
Proceeds from long-term loans		173,873	556,885
Repayment of long-term loans		(47,353)
Repayment/Proceeds from other loan	(176,427)	582,205
Repayment of other loan		(21,457)
Repayment of (proceeds from) related parties		(66,582)	72,009
Proceeds from issuance of shares in IPO			10,131,690
NET CASH PROVIDED BY FINANCING ACTIVITIES	730,669	916,640	10,266,160
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(94,239)	(292,869)	(104,290)
NET (DECREASE) INCREASE IN CASH	(203,860)	(8,599,790)	10,758,250
CASH AND RESTRICTED CASH-beginning of year	3,276,103	11,875,893	1,117,643
CASH AND RESTRICTED CASH-end of year	3,072,243	3,276,103	11,875,893
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income taxes	42,250
Cash paid for interest	91,917	75,704	50,705
Non-cash financing activities
Warrants issued to placement agent in connection with the Company's IPO			$ 488,730
Issuance of shares for consulting services	239,500
Issuance of shares for equity investment	$ 2,885,556